UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Owl Creek Asset Management, L.P.
Address: 640 Fifth Avenue
         20th Floor
         New York, NY  10019

13F File Number:  28-11037

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dan Sapadin
Title:     CFO
Phone:     212-688-2550

Signature, Place, and Date of Signing:

     /s/ Dan Sapadin     New York, NY/USA     August 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $3,231,938 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108   109936  4388673 SH       SOLE                  4388673        0        0
AETNA INC NEW                  COM              00817Y108    12525   500000 SH  PUT  SOLE                   500000        0        0
ATLAS AMER INC                 COM              049167109    25542  1429300 SH       SOLE                  1429300        0        0
BANK OF AMERICA CORPORATION    COM              060505104   195840 14836346 SH       SOLE                 14836346        0        0
BRANDYWINE RLTY TR             SH BEN INT NEW   105368203    26740  3589308 SH       SOLE                  3589308        0        0
CIGNA CORP                     COM              125509109   244350 10143208 SH       SOLE                 10143208        0        0
CIGNA CORP                     COM              125509109    12045   500000 SH  PUT  SOLE                   500000        0        0
FOREST CITY ENTERPRISES INC    CL A             345550107    35520  5381858 SH       SOLE                  5381858        0        0
GENERAL MLS INC                COM              370334104   193146  3447800 SH       SOLE                  3447800        0        0
HARTFORD FINL SVCS GROUP INC   COM              416515104    45284  3815000 SH       SOLE                  3815000        0        0
HUDSON CITY BANCORP            COM              443683107    13621  1024900 SH       SOLE                  1024900        0        0
ISHARES TR                     FTSE XNHUA IDX   464287184   217174  5660000 SH  PUT  SOLE                  5660000        0        0
LEAP WIRELESS INTL INC         COM NEW          521863308   135309  4108979 SH       SOLE                  4108979        0        0
METROPCS COMMUNICATIONS INC    COM              591708102    41482  3116600 SH       SOLE                  3116600        0        0
MI DEVS INC                    CL A SUB VTG     55304X104    12697  1672800 SH       SOLE                  1672800        0        0
MIRANT CORP NEW                *W EXP 01/03/201 60467R118      630   428801 SH       SOLE                   428801        0        0
NAVISTAR INTL CORP NEW         COM              63934E108    17933   411300 SH  CALL SOLE                   411300        0        0
NAVISTAR INTL CORP NEW         COM              63934E108   225794  5178760 SH       SOLE                  5178760        0        0
NORDSTROM INC                  COM              655664100    26454  1330000 SH  PUT  SOLE                  1330000        0        0
PHILIP MORRIS INTL INC         COM              718172109   105848  2426600 SH       SOLE                  2426600        0        0
QUICKSILVER RESOURCES INC      COM              74837R104    52857  5689700 SH       SOLE                  5689700        0        0
REGIONS FINANCIAL CORP NEW     COM              7591EP100    72720 17999950 SH       SOLE                 17999950        0        0
RRI ENERGY INC                 COM              74971X107    77476 15464200 SH       SOLE                 15464200        0        0
SANDRIDGE ENERGY INC           COM              80007P307    54294  6372510 SH       SOLE                  6372510        0        0
SP ACQUISITION HOLDINGS INC    UNIT 99/99/9999  78470A203    14520  1500000 SH       SOLE                  1500000        0        0
SPDR TR                        UNIT SER 1       78462F103  1021987 11114600 SH  PUT  SOLE                 11114600        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102    86004  2109500 SH       SOLE                  2109500        0        0
UAL CORP                       COM NEW          902549807     8214  2575000 SH  CALL SOLE                  2575000        0        0
WILLIAMS COS INC DEL           COM              969457100   145996  9352722 SH       SOLE                  9352722        0        0